CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2025	Jun. 30, 2024
ASSETS
Cash and cash equivalents	$ 7,533,690	$ 6,558,176
Cash segregated - customers	21,874,954	20,548,972
Cash segregated - PAB	200,575	200,738
Receivables - broker-dealers and clearing organizations	4,179,625	1,333,306
Receivables - customers, net of allowance for credit losses of $401,128	320,815	823,784
Other receivables	251,099	64,842
Prepaids	573,175	67,967
Trading securities, market value, net	5	55
Total Current Assets	34,933,938	29,597,840
Operating lease right to use lease asset	179,267	326,336
Property and equipment, net		16,080
Customer list, net		14,150,856
Goodwill	6,142,525	7,706,725
Pacsquare asset purchase		1,726,500
Bank acquisition deposit	63,645	91,200
Cash deposits - broker-dealers and clearing organizations	4,265,000	3,515,000
Other assets	591,248	336,017
TOTAL ASSETS	60,892,833	57,466,554
LIABILITIES AND STOCKHOLDERS' DEFICIT
Payables to customers	23,935,348	20,162,973
Accounts and payables to officers/directors	199,088	686,579
Accounts payable and accrued expenses	6,194,311	5,393,912
Payables - broker-dealers and clearing organizations	497,660	4,915
Commissions, payroll and payroll taxes	395,214	273,386
Current portion of lease liability	111,983	149,499
Secured convertible note, net		6,857,101
Promissory notes	1,207,797	852,968
Short-term merger financing, net		5,092,083
Current portion of long-term merger financing, net	980,106
Convertible notes, net		3,783,437
Merger financing payable	1,618,575
Tau agreement	539,787
Contingent guarantee		3,256,863
Subscription agreement	2,489,945	2,425,647
Excise tax payable	2,611,618	2,067,572
Total Current Liabilities	41,003,400	51,321,915
Accrued contingent liability	100,000	100,000
Long-term secured convertible note, net	8,909,070
Long-term merger financing, net		7,606,561
Long-term convertible notes, net	718,866
Derivative liability - convertible notes		16,462,690
Derivative liability - warrants	123,062	307,656
Earnout - liability	11,369,000	12,298,000
Deferred income tax liability	3,366,137	5,245,886
Subordinated borrowings	1,930,000	1,950,000
Trading account deposit	100,000	100,000
Long-term lease liability	70,746	182,729
TOTAL LIABILITIES	67,690,281	95,575,437
Commitments and Contingencies (Note 9)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 500,000,000 shares authorized; 40,165,603 and 207,585 shares issued and outstanding at June 30, 2025 and 2024, respectively	4,016	21
Stock subscription receivable	(41,089)
Additional paid-in-capital	135,763,445	110,165,209
Accumulated Deficit	(142,523,820)	(148,274,113)
TOTAL STOCKHOLDERS' DEFICIT	(6,797,448)	(38,108,883)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	60,892,833	57,466,554
Customer list
ASSETS
Intangible assets, net	12,932,106	14,150,856
Developed technology
ASSETS
Intangible assets, net	1,785,104	1,726,500
Merger financing
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	63,696
Convertible notes
LIABILITIES AND STOCKHOLDERS' DEFICIT
Derivative liability	103,185
Derivative liability - convertible notes		16,462,690
Nonrelated Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable		259,893
Related Party
LIABILITIES AND STOCKHOLDERS' DEFICIT
Stock payable	$ 55,087	$ 55,087